ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2018
Analysis Of Other Comprehensive Income By Item [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The components of accumulated other comprehensive income (loss), net of taxes, were as follows:

	2018	2017
Derivative financial instruments designated as cash flow hedges	$13	$47
Foreign currency translation adjustment	109	(115)
	$122	$(68)